Post Retirement Benefits - Summary of Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 36.1	$ 46.0
Medical benefits plan Brazil [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	31.8	41.5
Medical benefits plan subsidiaries abroad [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 4.3	$ 4.5